Warrants (Details) (Warrant [Member])	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Warrant [Member]
Weighted-average assumptions used in fair value calculation for options granted
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected stock price volatility, minimum	93.00%	97.00%	105.00%	95.00%
Expected stock price volatility, maximum	108.00%	98.00%	113.00%	98.00%
Risk-free interest rate, minimum	0.14%	2.32%	2.06%	2.34%
Risk-free interest rate, maximum	2.60%	3.03%	3.03%	4.24%
Expected life of warrants, minimum	7 months 6 days	7 years 9 months 18 days	7 years 3 months 18 days	8 years 3 months 18 days
Expected life of warrants, maximum	9 years 7 months 6 days	9 years 10 months 24 days	9 years 9 months 18 days	9 years 10 months 24 days